Segment reporting (Detail) - CHF (SFr) SFr in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2018		Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017		Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					SFr 2,694		SFr 3,092
Non-interest income	[1]					12,823		11,912
Allocations from CC - Group ALM	[1]					0		0
Income	[1]					15,517		15,004
Credit loss (expense) / recovery		SFr (28)		SFr (25)	SFr (46)	(53)	[1]	(46)	[1]
Total operating income		7,641		7,823	7,398	15,464	[1]	14,958	[1]
Personnel expenses		3,524		3,556	3,611	7,080	[1],[2]	7,654	[1]
General and administrative expenses		2,308		2,236	2,111	4,544	[1]	3,712	[1]
Services (to) / from CC and other BDs	[1]					0		0
of which: services from CC - Services	[1]					0		0
Depreciation and impairment of property, equipment and software		241		232	220	473	[1]	473	[1]
Amortization and impairment of intangible assets		16		16	16	32	[1]	37	[1]
Total operating expenses		6,089		6,040	5,957	12,128	[1]	11,876	[1]
Operating profit / (loss) before tax		1,553		1,783	1,441	3,336	[1]	3,082	[1]
Tax expense / (benefit)		369		411	317	780	[1]	681	[1]
Net profit / (loss)		1,184		1,371	SFr 1,124	2,556	[1],[3]	2,401	[1],[3]
Total assets		945,296	[1]	SFr 920,280		945,296	[1]			SFr 915,908	SFr 916,363	[1]
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					1,999		1,764
Non-interest income	[1]					6,264		5,986
Allocations from CC - Group ALM	[1]					88		190
Income	[1]					8,350		7,940
Credit loss (expense) / recovery	[1]					2		(2)
Total operating income	[1]					8,353		7,938
Personnel expenses	[1]					3,764		3,766
General and administrative expenses	[1]					613		606
Services (to) / from CC and other BDs	[1]					1,805		1,757
of which: services from CC - Services	[1]					1,755		1,703
Depreciation and impairment of property, equipment and software	[1]					2		2
Amortization and impairment of intangible assets	[1]					25		23
Total operating expenses	[1]					6,208		6,154
Operating profit / (loss) before tax	[1]					2,144		1,784
Total assets	[1]	197,728				197,728					190,074
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					989		940
Non-interest income	[1]					897		870
Allocations from CC - Group ALM	[1]					29		103
Income	[1]					1,915		1,914
Credit loss (expense) / recovery	[1]					(35)		(21)
Total operating income	[1]					1,880		1,893
Personnel expenses	[1]					396		436
General and administrative expenses	[1]					118		136
Services (to) / from CC and other BDs	[1]					572		541
of which: services from CC - Services	[1]					614		586
Depreciation and impairment of property, equipment and software	[1]					6		6
Amortization and impairment of intangible assets	[1]					0		0
Total operating expenses	[1]					1,093		1,119
Operating profit / (loss) before tax	[1]					788		774
Total assets	[1]	136,007				136,007					135,587
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					(16)		(15)
Non-interest income	[1]					907		935
Allocations from CC - Group ALM	[1]					7		9
Income	[1]					899		929
Credit loss (expense) / recovery	[1]					0		0
Total operating income	[1]					899		929
Personnel expenses	[1]					356		357
General and administrative expenses	[1]					99		109
Services (to) / from CC and other BDs	[1]					236		246
of which: services from CC - Services	[1]					256		266
Depreciation and impairment of property, equipment and software	[1]					1		1
Amortization and impairment of intangible assets	[1]					1		2
Total operating expenses	[1]					692		716
Operating profit / (loss) before tax	[1]					207		213
Total assets	[1]	27,570				27,570					14,270
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					290		452
Non-interest income	[1]					4,412		3,859
Allocations from CC - Group ALM	[1]					(204)		(174)
Income	[1]					4,498		4,137
Credit loss (expense) / recovery	[1]					(21)		(12)
Total operating income	[1]					4,478		4,125
Personnel expenses	[1]					1,663		1,598
General and administrative expenses	[1]					325		298
Services (to) / from CC and other BDs	[1]					1,355		1,334
of which: services from CC - Services	[1]					1,311		1,286
Depreciation and impairment of property, equipment and software	[1]					4		5
Amortization and impairment of intangible assets	[1]					5		6
Total operating expenses	[1]					3,352		3,241
Operating profit / (loss) before tax	[1]					1,126		884
Total assets	[1]	262,377				262,377					263,046
Corporate Center - Services
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					(184)		(155)
Non-interest income	[1]					254		197
Allocations from CC - Group ALM	[1]					25		60
Income	[1]					96		102
Credit loss (expense) / recovery	[1]					0		0
Total operating income	[1]					96		102
Personnel expenses	[1]					863		1,454
General and administrative expenses	[1]					3,302		2,568
Services (to) / from CC and other BDs	[1]					(4,060)		(3,982)
of which: services from CC - Services	[1]					(4,096)		(4,003)
Depreciation and impairment of property, equipment and software	[1]					460		460
Amortization and impairment of intangible assets	[1]					1		6
Total operating expenses	[1]					566		506
Operating profit / (loss) before tax	[1]					(470)		(404)
Total assets	[1]	19,483				19,483					19,447
Corporate Center - Group ALM
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					(398)		97
Non-interest income	[1]					(92)		30
Allocations from CC - Group ALM	[1]					100		(139)
Income	[1]					(389)		(12)
Credit loss (expense) / recovery	[1]					1		0
Total operating income	[1]					(389)		(12)
Personnel expenses	[1]					18		17
General and administrative expenses	[1]					20		7
Services (to) / from CC and other BDs	[1]					1		(13)
of which: services from CC - Services	[1]					81		65
Depreciation and impairment of property, equipment and software	[1]					0		0
Amortization and impairment of intangible assets	[1]					0		0
Total operating expenses	[1]					40		12
Operating profit / (loss) before tax	[1]					(428)		(23)
Total assets	[1]	263,350				263,350					247,739
Non-core and Legacy Portfolio
Disclosure Of Operating Segments [Line Items]
Net interest income	[1]					13		10
Non-interest income	[1]					180		34
Allocations from CC - Group ALM	[1]					(44)		(50)
Income	[1]					148		(6)
Credit loss (expense) / recovery	[1]					(1)		(11)
Total operating income	[1]					147		(16)
Personnel expenses	[1]					19		25
General and administrative expenses	[1]					67		(12)
Services (to) / from CC and other BDs	[1]					91		116
of which: services from CC - Services	[1]					79		97
Depreciation and impairment of property, equipment and software	[1]					0		0
Amortization and impairment of intangible assets	[1]					0		0
Total operating expenses	[1]					178		129
Operating profit / (loss) before tax	[1]					(31)		SFr (145)
Total assets	[1]	SFr 38,781				SFr 38,781					SFr 46,200

[1]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[2]
The decrease compared with the first six months of 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG in 2017. Refer to the Annual Report 2017 for more information.

[3]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.